Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Schedule of Intangible Assets net

	December 31,
	2024	2023

Trademark	$1,550	$1,550
Service Contract	2,786	2,786
Computer Software	121	37
Customers relationship	1,410	—
Accumulated amortization	(3,068)	(2,911)
Impairment	(1,432)	(1,432)
Exchange difference	—	(1)
Intangible assets, net	$1,367	$29

Schedule of amortization expenses related to intangible assets

	For the years ending December 31,
						2030 and
	2025	2026	2027	2028	2029	thereafter
	$	$	$	$	$	$
Amortization expenses	161	146	146	146	145	623